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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07868
Invesco Advantage Municipal Income Trust II
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	2/28
Date of reporting period:	5/31/17

Item 1. Schedule of Investments.

Invesco Advantage Municipal Income Trust II

Quarterly Schedule of Portfolio Holdings

May 31, 2017

invesco.com/us	VK-CE-AMINC2-QTR-1 05/17	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–169.95%(a)

Alabama–3.51%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$3,630	$4,196,424
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2039	950	1,076,901
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2044	950	1,072,274
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/2039	2,375	2,382,125
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/2030	1,800	1,983,438
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	420	454,625
Birmingham (City of) Water Works Board; Series 2016 B, Ref. Sub. Water RB	5.00%	01/01/2043	940	1,074,505
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	1,900	1,824,380
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (c)	5.00%	09/01/2046	2,100	2,624,517
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	4	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	2,200	2,430,142
				19,119,331

Alaska–0.71%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	3,465	3,877,162

Arizona–2.83%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,645	1,846,874
Arizona (State of) Transportation Board; Series 2008 B, Highway RB (c)(d)(e)	5.00%	07/01/2018	2,810	2,936,731
Series 2008 B, Highway RB (c)(d)(e)	5.00%	07/01/2018	1,875	1,959,563
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	500	543,670
Series 2010, RB	5.13%	05/15/2040	1,250	1,364,025
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2039	690	685,391
Series 2009, Education RB	7.13%	01/01/2045	660	660,172
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	380	431,528
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,340	2,546,739
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)	5.00%	01/01/2028	2,305	2,451,344
				15,426,037

California–22.70%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub Lien RB	5.00%	10/01/2037	1,715	1,953,402
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(g)	0.00%	09/01/2019	6,000	5,801,340
Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(g)	0.00%	09/01/2021	7,265	6,719,398
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (c)(d)(e)	5.00%	04/01/2018	6,715	6,951,569
Series 2017 F-1, Toll Bridge RB (c)	5.00%	04/01/2056	1,890	2,181,892
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	900	668,187
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB (g)	0.00%	06/01/2055	8,390	303,634

See accompanying notes which are an integral part of this schedule.

                    Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Department of Water Resources (Central Valley); Series 2008, Water System RB (c)(d)(e)	5.00%	06/01/2018	$1,075	$1,120,397
Series 2008 AE, Water System RB (c)	5.00%	12/01/2024	850	885,692
Series 2008 AE, Water System RB (c)	5.00%	12/01/2025	1,075	1,119,914
Series 2008 AE, Water System RB (c)	5.00%	12/01/2026	1,075	1,119,699
Series 2008 AE, Water System RB (c)	5.00%	12/01/2027	650	676,956
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB (d)(e)	6.00%	07/01/2019	1,100	1,216,006
California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (h)	5.30%	08/01/2023	1,705	1,711,172
Series 2008 K, Home Mortgage RB (h)	5.45%	08/01/2028	2,975	2,982,289
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2027	1,050	1,138,253
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2030	1,215	1,301,787
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2037	2,685	2,876,790
California (State of) Public Works Board (Department of Corrections - State Prisons); Series 1993 A, Ref. Lease RB (INS-AMBAC) (b)	5.00%	12/01/2019	2,610	2,763,233
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,450	1,556,879
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	655	711,579
Series 2016 A, RB (f)	5.00%	12/01/2041	1,030	1,116,118
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,300	1,413,997
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	1,335	1,456,031
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	765	834,355
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	2,220	2,560,215
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	2,060	2,331,137
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	2,805	3,231,304
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	2,000	2,392,580
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	1,350	1,544,697
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	405	408,941
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/2036	4,065	4,508,654
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS-AGM) (b)(g)	0.00%	01/15/2034	3,145	1,647,382
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	4,140	4,160,286
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	2,130	2,129,893
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	1,050	1,212,603
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	3,000	3,428,520
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/2037	1,200	1,368,192
Subseries 2008 A-1, Power System RB (c)	5.25%	07/01/2038	3,000	3,143,520
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	5.50%	03/01/2018	50	50,991
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB (h)	5.00%	05/01/2028	2,730	3,082,525
Palomar Pomerado Health; Series 2009, COP (d)(e)	6.75%	11/01/2019	1,225	1,396,022
Riverside County Asset Leasing Corp. (Riverside County Hospital); Series 1997, Leasehold RB (INS-NATL) (b)(g)	0.00%	06/01/2021	9,000	8,426,340
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	1,600	1,759,968
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2021	8,490	9,856,635
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2025	850	954,933
Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2026	1,700	1,907,111
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/2036	3,690	4,216,932
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/2033	4,000	4,606,480

See accompanying notes which are an integral part of this schedule.

                    Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	$525	$594,148
Vernon (City of); Series 2009 A, Electric System RB (d)(e)	5.13%	08/01/2019	605	642,782
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,400	1,509,634
				123,652,994

Colorado–3.73%

Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (c)(d)(e)	5.00%	05/01/2018	5,425	5,632,669
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/2035	2,020	2,023,959
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	1,005	1,004,910
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2034	1,200	1,332,336
Series 2010, Private Activity RB	6.50%	01/15/2030	1,500	1,688,955
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/2037	1,400	1,595,846
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	920	1,070,475
University of Colorado; Series 2013 A, Enterprise RB (c)	5.00%	06/01/2037	2,655	3,051,392
Series 2013 A, Enterprise RB (c)	5.00%	06/01/2043	2,535	2,898,215
				20,298,757

District of Columbia–3.53%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	1,650	1,512,242
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (d)(e)	6.38%	10/01/2019	2,650	2,976,003
Series 2009, Hospital RB (d)(e)	6.50%	10/01/2019	800	900,712
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (d)(e)	5.50%	10/01/2017	5,500	5,586,570
Series 2008 A, Ref. Public Utility Sub. Lien RB (c)(d)(e)	5.00%	10/01/2018	1,725	1,819,806
Series 2008 A, Ref. Public Utility Sub. Lien RB (c)(d)(e)	5.00%	10/01/2018	850	896,716
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	5,190	5,516,399
				19,208,448

Florida–10.06%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/2036	1,000	1,004,460
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,160,820
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	2,460	2,828,828
Series 2013 C, Airport System RB	5.25%	10/01/2038	1,900	2,192,201
Series 2015 A, Airport System RB (h)	5.00%	10/01/2045	1,670	1,867,561
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/2035	1,000	1,137,280
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,100	1,290,124
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (e)	5.95%	07/01/2020	40	45,904
Florida (State of) Department of Transportation; Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/2026	1,305	1,322,604
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/2027	1,325	1,342,874
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/2028	1,440	1,459,426
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/2032	2,500	2,533,725
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (h)	5.13%	06/01/2027	1,800	2,044,278
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (b)(c)(h)	5.38%	10/01/2033	1,075	1,127,600
Series 2008 A, RB (INS-AGC) (b)(c)(h)	5.50%	10/01/2038	2,425	2,547,657

See accompanying notes which are an integral part of this schedule.

                    Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

JEA; Series 2012 Three B, Electric System RB (c)	5.00%	10/01/2039	$3,300	$3,693,228
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	775,938
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	1,000	1,095,870
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. Hospital RB (d)(e)	6.13%	08/01/2020	520	601,942
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	185	206,606
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB (h)	5.00%	10/01/2028	1,510	1,707,402
Series 2012 A, Ref. Aviation RB (h)	5.00%	10/01/2030	2,270	2,541,696
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	870	985,371
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2035	1,375	1,544,867
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/2035	1,450	1,646,185
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	965	1,105,832
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	1,125	1,252,733
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB (d)(e)	5.88%	11/15/2017	1,250	1,278,725
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/2023	2,900	3,203,746
Series 2011, Ref. RB (c)	5.00%	10/01/2031	2,805	3,185,330
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(d)	5.35%	05/01/2018	3,500	3,629,045
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	245	251,600
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.25%	10/01/2027	500	504,490
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	870	608,870
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,090,410
				54,815,230

Georgia–3.94%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB (d)(e)	6.75%	01/01/2019	320	343,200
Series 2009 B, Tax Allocation RB (d)(e)	6.75%	01/01/2019	175	187,660
Series 2009 B, Tax Allocation RB (d)(e)	7.38%	01/01/2019	220	242,343
Atlanta (City of); Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,350	1,513,053
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,450	1,625,131
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,350	1,513,053
Series 2015, Ref. Water & Wastewater RB (c)	5.00%	11/01/2040	6,015	7,018,362
Georgia (State of) Municipal Electric Authority; Series 1993 B, Power RB (e)	5.70%	01/01/2019	4,365	4,662,475
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (c)	5.00%	09/01/2029	4,000	4,352,840
				21,458,117

Hawaii–3.03%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,500	2,851,075
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	2,250	2,454,367
Series 2014 EO, Unlimited Tax GO Bonds	5.00%	08/01/2033	4,500	5,275,710
Series 2015 A, Airport System RB (h)	5.00%	07/01/2041	645	729,553
Series 2015 A, Airport System RB (h)	5.00%	07/01/2045	1,295	1,459,841
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/2036	1,000	1,154,380
Series 2015 A, Ref. Jr. Wastewater System RB (c)	5.00%	07/01/2031	2,160	2,577,377
				16,502,303

See accompanying notes which are an integral part of this schedule.

                    Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–0.75%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	$850	$914,226
Series 2008 A, RB	6.75%	11/01/2037	1,100	1,176,450
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	695	700,289
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/2021	1,135	1,286,386
				4,077,351

Illinois–19.84%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,450	1,453,552
Bolingbrook (Village of); Series 1999 C, Ref. Unlimited Tax CAB GO Bonds (INS-NATL) (b)(g)	0.00%	01/01/2029	1,710	1,155,191
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (h)	5.50%	01/01/2031	2,600	2,969,122
Series 2014 A, Ref. Second Lien RB (h)	5.00%	01/01/2041	950	1,043,661
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (c)(d)(e)	5.00%	01/01/2018	4,400	4,507,580
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	1,900	2,174,075
Series 2015 C, RB (h)	5.00%	01/01/2046	645	709,835
Series 2015 D, RB	5.00%	01/01/2046	450	508,023
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,035	1,224,840
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,335	1,507,175
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/2036	4,185	4,538,256
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	2,850	3,121,975
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	520	525,751
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	325	328,192
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	260	262,553
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/2025	2,700	2,753,919
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	1,120	1,175,563
Series 2011 A, Sales Tax RB	5.25%	01/01/2038	2,785	2,912,748
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	2,585	2,753,439
Series 2012 A, Unlimited Tax GO Bonds (INS-BAM) (b)	5.00%	01/01/2033	1,190	1,252,070
Series 2014, Ref. Motor Fuel Tax RB	5.00%	01/01/2029	890	931,590
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	665	720,155
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	2,590	2,625,094
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	1,550	1,619,967
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,105,610
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,100	1,167,859
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007, Ref. RB	5.75%	05/15/2026	520	523,822
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB (d)(e)	5.50%	10/01/2018	1,325	1,406,037
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	2,000	2,179,360
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (c)	5.38%	08/15/2024	2,400	2,620,176
Series 2009 A, RB (c)	5.75%	08/15/2030	1,700	1,869,694
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	1,810	1,996,068
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	257	29,481
Series 2016 B, RB	5.63%	05/15/2020	1,360	1,350,589
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (d)(e)	5.50%	05/15/2018	130	135,792
Series 1999 A, RB (d)(e)	5.50%	05/15/2018	1,870	1,953,308
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB (d)(e)	6.25%	11/15/2019	845	951,732
Series 2009, RB	6.25%	11/15/2035	555	611,099
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	999,320

See accompanying notes which are an integral part of this schedule.

                    Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/2018	$2,140	$2,331,038
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,570	1,739,167
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB (d)(e)	6.00%	02/15/2020	1,790	2,025,850
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)(d)(e)	5.50%	02/15/2021	2,595	3,012,795
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	2,460	2,758,152
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	4,500	4,724,685
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (b)(g)	0.00%	12/15/2029	2,100	1,285,620
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/2031	920	1,028,174
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/2032	840	935,432
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/2038	3,125	3,512,375
Series 2014 C, RB (c)	5.00%	01/01/2039	3,760	4,239,400
Series 2015 A, RB (c)	5.00%	01/01/2040	1,500	1,698,915
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	935	949,100
Series 2013, Unlimited Tax GO Bonds (INS-AGM) (b)	5.25%	07/01/2029	1,660	1,812,670
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,250	1,268,188
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	850	861,365
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2034	1,050	1,079,631
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/2041	3,425	3,773,768
Peoria, Moline & Freeport (Cities of); Series 1995 A, Collateralized Single Family Mortgage RB (CEP-GNMA) (h)	7.60%	04/01/2027	40	40,348
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	3,625	4,148,849
Regional Transportation Authority; Series 1994 A, RB (INS-AMBAC) (b)	8.00%	06/01/2017	2,595	2,595,000
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (h)	7.00%	12/01/2042	530	544,792
				108,039,587

Indiana–3.99%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	2,550	2,928,012
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (h)	5.00%	09/01/2046	1,145	1,183,873
Series 2014, RB (h)	5.25%	09/01/2034	665	708,937
Series 2014, RB (h)	5.25%	09/01/2040	1,920	2,028,653
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (h)	5.00%	07/01/2040	2,940	3,155,502
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2035	500	536,650
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2048	440	473,871
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	610	621,498
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	4,050	4,109,899
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/2034	1,000	1,145,170
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	2,220	2,555,442
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (h)	6.75%	01/01/2034	1,500	1,792,650
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (d)(e)(f)	5.75%	09/01/2017	500	506,080
				21,746,237

Iowa–0.93%

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	965	991,258
Series 2013, Midwestern Disaster Area RB (f)	5.88%	12/01/2027	825	856,952
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	855	855,086
Series 2005 E, Asset-Backed CAB RB (g)	0.00%	06/01/2046	9,640	980,195

See accompanying notes which are an integral part of this schedule.

                    Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–(continued)

Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/2026	$1,400	$1,401,848
				5,085,339

Kansas–0.83%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (c)	5.75%	11/15/2038	2,800	3,077,256
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,215	1,438,791
				4,516,047

Kentucky–3.29%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/2028	1,700	1,759,823
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,020	1,105,568
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,330	1,435,802
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	775	850,423
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB (d)(e)	6.38%	06/01/2020	1,350	1,561,099
Series 2010 A, Hospital RB (d)(e)	6.50%	06/01/2020	3,700	4,292,185
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	1,605	1,719,372
Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	1,800	1,928,268
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/2024	205	219,049
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/2025	235	250,942
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,117,210
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,153,780
Mount Sterling (City of) (Kentucky League of Cities Funding Trust Lease Program); Series 1993 B, RB	6.10%	03/01/2018	500	516,360
				17,909,881

Louisiana–2.42%

Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, Power Project RB (INS-AGM) (b)	5.25%	06/01/2033	2,000	2,305,880
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB (h)	8.00%	07/01/2039	1,555	592,346
Louisiana Citizens Property Insurance Corp.; Series 2006 C-2, Assessment RB (d)(e)	6.75%	06/01/2018	2,250	2,382,727
New Orleans (City of); Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,070	1,197,523
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	2,775	2,781,715
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	655	705,894
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,245	1,358,693
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,050	1,140,878
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	655	701,721
				13,167,377

Maryland–0.96%

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	590	672,624
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,205	1,327,018
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,095	1,180,290
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	775	837,263

See accompanying notes which are an integral part of this schedule.

                    Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)

Prince Georges (County of) Maryland (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	$690	$748,236
Series 2017, Ref. RB	5.00%	04/01/2032	410	438,224
				5,203,655

Massachusetts–1.55%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	1,005	1,098,083
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	2,525	2,811,461
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/2032	900	1,057,806
Massachusetts (State of) School Building Authority (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/2041	1,575	1,754,125
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB (c)	5.00%	08/01/2030	1,500	1,698,765
				8,420,240

Michigan–3.08%

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (c)	5.00%	04/15/2041	2,190	2,501,221
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,415	1,587,163
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	950	1,036,602
Series 2014 C-3, Ref. Sr. Lien Local Government Loan Program RB (INS-AGM) (b)	5.00%	07/01/2031	2,500	2,875,350
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	475	535,529
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	475	543,519
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	970	1,074,527
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	1,740	1,937,334
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB (c)	5.00%	12/01/2046	2,965	3,377,817
Oakland University; Series 2012, General RB	5.00%	03/01/2032	1,145	1,286,064
				16,755,126

Minnesota–0.67%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB (d)(e)	6.38%	11/15/2018	2,050	2,211,765
Series 2008 A, Health Care System RB (d)(e)	6.63%	11/15/2018	1,350	1,461,308
				3,673,073

Missouri–1.36%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	800	903,976
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,871,452
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	385	404,800
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	170	171,906
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,100	1,164,702
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,296,542
St. Louis (County of); Series 1993 H, Mortgage Revenue Ctfs. of Receipt (e)(h)	5.40%	07/01/2018	1,500	1,568,925
				7,382,303

Nebraska–0.84%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2042	3,250	3,499,535
Series 2012, Gas RB	5.25%	09/01/2037	1,000	1,103,890
				4,603,425

See accompanying notes which are an integral part of this schedule.

                    Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–6.72%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/2042	$1,800	$1,953,072
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (h)	5.38%	01/01/2043	2,000	2,242,580
New Jersey (State of) Economic Development Authority; Series 2004 A, Motor Vehicle RB (INS-BHAC) (b)(c)	5.25%	07/01/2026	6,625	8,380,161
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (e)	6.75%	07/01/2019	1,600	1,697,072
New Jersey (State of) Transportation Trust Fund Authority; Series 2010 D, Transportation System RB	5.00%	12/15/2023	1,700	1,855,856
Series 2015 AA, Transportation System RB	5.25%	06/15/2033	1,150	1,217,953
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	770	841,571
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2029	1,285	1,318,526
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,285	1,319,464
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/2038	2,600	2,925,650
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (h)	5.00%	12/01/2023	1,500	1,641,495
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	4,265	4,275,876
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	800	798,704
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	3,065	3,072,816
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	3,070	3,068,711
				36,609,507

New Mexico–0.75%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,275	2,519,130
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008, Hospital RB (c)(d)(e)	6.38%	08/01/2018	1,500	1,594,530
				4,113,660

New York–14.47%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB (d)(e)	6.25%	01/15/2020	1,480	1,680,481
Series 2009, PILOT RB (d)(e)	6.38%	01/15/2020	1,620	1,844,678
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,310	2,309,815
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2042	1,665	1,951,180
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB (d)(e)	5.25%	11/15/2019	2,000	2,211,200
Series 2013 A, Transportation RB	5.00%	11/15/2038	1,425	1,600,845
Series 2016 B, Ref. RB	5.00%	11/15/2037	1,620	1,903,954
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,250	2,542,838
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	3,000	3,335,370
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/2045	5,515	6,244,855
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	1,000	1,160,590
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds (c)	5.00%	02/01/2026	5,440	5,591,286
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/2030	2,505	2,831,827
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	7,900	9,139,352
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB (c)	5.00%	03/15/2040	4,210	4,818,050
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/2026	2,000	2,142,560
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/2027	2,250	2,409,548
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/2029	4,140	4,706,766
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,305	1,511,673
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/2031	2,785	3,300,336
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	4,060	4,365,474

See accompanying notes which are an integral part of this schedule.

                    Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	$2,000	$2,242,520
New York State Urban Development Corp.; Series 1995, Ref. RB	5.70%	04/01/2020	3,165	3,422,884
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (h)	5.00%	08/01/2031	1,285	1,370,979
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (h)	5.00%	07/01/2046	1,355	1,481,503
Series 2016 A, Special Facilities RB (h)	5.25%	01/01/2050	2,465	2,720,645
				78,841,209

North Carolina–1.68%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	5,590	6,417,599
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (h)	5.00%	06/30/2054	1,810	1,924,139
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB (d)(e)	5.75%	10/01/2017	795	807,871
				9,149,609

North Dakota–0.19%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,056,490

Ohio–8.95%

Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	645	723,600
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,670	2,967,011
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,095	1,245,464
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	405	456,054
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	820	915,743
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	190	187,127
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	5,840	5,775,059
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	900	961,893
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,290	1,437,705
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/2036	2,685	2,956,964
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2032	2,750	3,103,375
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,135	1,194,814
Hamilton (County of) (Trihealth Inc. Obligated Group); Series 2017 A, Hospital Facilities RB	5.00%	08/15/2047	1,885	2,134,122
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	875	997,736
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	04/01/2024	3,600	3,719,448
Series 2006 A, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/2024	3,325	3,435,024
Series 2006 B, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/2024	3,350	3,461,153
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (c)(d)(e)	5.00%	04/28/2018	1,625	1,686,198
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (b)(h)	5.00%	12/31/2039	615	684,477
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(h)	4.80%	09/01/2036	5,000	5,006,150
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	2,800	2,760,212
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB (d)(e)	5.75%	05/15/2020	275	311,979
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,445	1,571,091
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	4.38%	06/01/2022	1,130	1,062,132
				48,754,531

See accompanying notes which are an integral part of this schedule.

                    Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oklahoma–0.30%

Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.-Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	$1,485	$1,630,144

Pennsylvania–1.66%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,100	1,195,139
Pennsylvania (State of) Turnpike Commission; Series 2014 A-2, Sub. Conv. CAB RB (j)	5.13%	12/01/2039	1,000	845,200
Subseries 2010 B-2, Sub. RB (d)(e)	5.75%	12/01/2020	1,180	1,371,054
Subseries 2010 B-2, Sub. RB (d)(e)	5.75%	12/01/2020	640	743,622
Subseries 2010 B-2, Sub. RB	5.75%	12/01/2028	680	771,127
Subseries 2010 B-2, Sub. RB (d)(e)	6.00%	12/01/2020	225	263,358
Subseries 2010 B-2, Sub. RB (d)(e)	6.00%	12/01/2020	235	275,063
Subseries 2010 B-2, Sub. RB	6.00%	12/01/2034	1,090	1,246,600
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	545	625,104
Series 2017 A, Ref. RB	5.00%	09/01/2047	645	725,438
Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	840	956,995
				9,018,700

Puerto Rico–0.47%

Children’s Trust Fund; Series 2005 A, Tobacco Settlement Asset-Backed RB (g)	0.00%	05/15/2050	4,515	547,218
Puerto Rico Sales Tax Financing Corp; Series 2007 A, CAB Sales Tax RB (INS-NATL) (b)(g)	0.00%	08/01/2044	9,300	1,993,641
				2,540,859

South Carolina–1.92%

Greenville (City of); Series 2002, Ref. & Improvement Tax Increment Allocation RB (INS-NATL) (b)	5.25%	04/01/2021	170	170,600
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (d)(e)	5.50%	02/01/2019	1,000	1,075,760
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	1,200	1,316,796
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/2047	308	297,363
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/2047	210	28,024
South Carolina (State of) Ports Authority; Series 2015, RB (h)	5.25%	07/01/2050	2,620	2,920,776
Series 2015, RB (h)	5.25%	07/01/2055	1,030	1,147,852
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/2033	3,300	3,514,962
				10,472,133

South Dakota–0.48%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,235	1,367,812
Series 2015, Ref. RB	5.00%	11/01/2045	1,100	1,225,301
				2,593,113

Tennessee–2.27%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. First Mortgage Hospital CAB RB (INS-NATL) (b)(g)	0.00%	07/01/2026	12,525	9,176,066
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (c)(d)(e)	5.25%	03/01/2018	3,100	3,200,533
				12,376,599

Texas–24.87%

Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,600	1,835,312
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/2018	1,400	1,461,432
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/2019	1,600	1,720,928

See accompanying notes which are an integral part of this schedule.

                    Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/2034	$3,000	$3,332,460
Series 2012 G, Ref. RB	5.00%	11/01/2035	2,585	2,869,660
Series 2013 A, Joint Improvement RB (h)	5.00%	11/01/2030	1,000	1,119,170
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (c)(d)(e)	5.00%	08/15/2018	5,850	6,141,798
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (c)	5.00%	11/01/2041	2,000	2,249,220
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (c)(d)(e)	5.00%	08/15/2019	4,350	4,729,320
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/2018	925	1,012,727
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	1,100	1,192,048
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB (h)	4.75%	07/01/2024	940	1,023,641
Houston (City of); Series 2007, Ref. First Lien Combined Utility System RB (c)(d)(e)	5.00%	11/15/2017	9,425	9,604,075
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2033	3,150	3,584,259
Series 2015 C, Ref. Airport System RB (h)	5.00%	07/15/2020	645	696,755
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,015	1,062,177
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,500	1,630,350
Lower Colorado River Authority; Series 2012 A, Ref. RB	5.00%	05/15/2039	2,270	2,517,294
Series 2012-A, Ref. RB (d)(e)	5.00%	05/15/2022	5	5,887
Series 2012-A, Ref. RB	5.00%	05/15/2033	1,730	1,948,430
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/2019	1,450	1,580,848
Matagorda (County of) Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS-AMBAC) (b)(h)	5.13%	11/01/2028	5,000	6,094,450
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM) (b)	5.00%	04/01/2046	1,000	1,089,780
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, Sr. Living RB	5.00%	07/01/2047	1,000	1,061,800
North Texas Tollway Authority; Series 2008, Ref. First Tier System RB (d)(e)	5.63%	01/01/2018	880	904,658
Series 2008, Ref. First Tier System RB	5.63%	01/01/2028	120	122,791
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	880	906,567
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	1,095	1,128,058
Series 2008, Ref. First Tier System RB	6.00%	01/01/2026	120	123,209
Series 2008, Ref. First Tier System RB	6.00%	01/01/2027	155	159,236
Series 2008 F, Ref. Second Tier System RB (d)(e)	5.75%	01/01/2018	3,200	3,291,968
Series 2011 A, Special Projects System RB (c)	5.50%	09/01/2036	3,180	3,696,050
Series 2015 B, Ref. RB (c)	5.00%	01/01/2040	7,525	8,437,030
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,000	2,279,600
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	770	784,453
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	1,285	1,296,604
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,008,670
Series 2007, Retirement Facility RB	5.75%	11/15/2037	585	588,569
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB (d)(e)	5.25%	11/15/2017	3,075	3,137,054
Series 2007, Retirement Facility RB	5.25%	11/15/2037	3,925	3,974,062
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	500	503,175
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	1,935	2,021,591
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/2028	3,600	3,859,740

See accompanying notes which are an integral part of this schedule.

                    Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	$3,210	$3,670,186
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	3,310	3,660,330
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2036	2,650	1,195,839
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2037	3,455	1,486,583
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	1,290	1,440,943
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (c)(d)(e)	5.00%	04/01/2018	5,870	6,074,570
Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,290	1,510,680
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	4,970	6,129,302
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2028	1,650	1,843,100
Series 2012, Gas Supply RB	5.00%	12/15/2030	1,000	1,111,060
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,875	5,403,206
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (h)	5.00%	12/31/2055	870	936,781
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,675	1,888,646
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (h)	7.00%	12/31/2038	1,150	1,323,179
				135,461,311

Utah–0.60%

Salt Lake City (City of); Series 2017 A, Airport RB (c)(h)	5.00%	07/01/2047	2,065	2,379,293
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	875	886,060
				3,265,353

Virgin Islands–0.31%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	475	415,079
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,500	1,292,190
				1,707,269

Virginia–1.51%

Richmond (City of) Industrial Development Authority; Series 2001, Government Facilities RB (INS-AMBAC) (b)	5.00%	07/15/2017	1,465	1,470,450
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (h)	5.50%	01/01/2042	2,705	2,977,475
Series 2012, Sr. Lien RB (h)	6.00%	01/01/2037	620	701,604
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (h)	5.00%	07/01/2034	2,890	3,068,862
				8,218,391

Washington–3.21%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (h)	5.50%	07/01/2025	1,675	1,922,213
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	1,415	1,474,897
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/2030	2,265	2,591,341
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/2033	2,700	3,047,922
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/2041	645	722,793
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041	2,550	2,667,020
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/2021	1,125	1,350,011
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (f)	6.00%	01/01/2027	1,720	1,771,015

See accompanying notes which are an integral part of this schedule.

                    Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	$1,700	$1,923,567
				17,470,779

West Virginia–1.32%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (h)	5.50%	10/15/2037	2,500	2,513,850
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	920	952,062
Series 2008, RB	6.25%	10/01/2023	1,270	1,313,104
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB (d)(e)	5.50%	06/01/2019	1,160	1,264,319
Series 2009 C, Ref. & Improvement RB (d)(e)	5.50%	06/01/2019	1,065	1,160,775
				7,204,110

Wisconsin–3.10%

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (h)	5.38%	11/01/2021	500	508,075
Series 2007 B, Collateralized Utility RB (h)	5.75%	11/01/2037	460	467,029
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2024	4,565	5,220,580
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB (d)(e)	5.00%	08/15/2022	1,400	1,661,674
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (d)(e)	6.63%	02/15/2019	1,340	1,469,055
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (c)(h)	5.30%	09/01/2023	556	559,998
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (c)	5.00%	03/01/2046	4,515	5,101,318
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	702,475
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB (d)(e)	5.38%	05/01/2019	105	113,866
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	1,020	1,104,639
				16,908,709

Wyoming–0.62%

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,350	1,468,854
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM) (b)	5.00%	01/01/2047	1,675	1,908,746
				3,377,600
TOTAL INVESTMENTS(k)–169.95% (Cost $860,439,858)				925,708,096
FLOATING RATE NOTE OBLIGATIONS–(31.18)%
Notes with interest and fee rates ranging from 1.30% to 1.70% at 05/31/2017, and contractual maturities of collateral ranging from 09/01/2023 to 04/01/2056 (See Note 1D)(l)				(169,850,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(42.41)%				(230,983,053)
OTHER ASSETS LESS LIABILITIES–3.64%				19,803,486
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$ 544,678,529

See accompanying notes which are an integral part of this schedule.

                    Invesco Advantage Municipal Income Trust II

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BAM	—Build America Mutual Assurance Co.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
CR	—Custodial Receipts
Ctfs.	—Certificates
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds

INS	—Insurer
Jr.	—Junior
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $18,080,828, which represented 3.32% of the Trust’s Net Assets.

(g)	Zero coupon bond issued at a discount.

(h)	Security subject to the alternative minimum tax.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2017 represented less than 1% of the Trust’s Net Assets.

(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2017. At May 31, 2017, the Trust’s investments with a value of $274,611,975 are held by TOB Trusts and serve as collateral for the $169,850,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

                    Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose

                    Invesco Advantage Municipal Income Trust II

D.	Floating Rate Note Obligations – (continued)

trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any

                    Invesco Advantage Municipal Income Trust II

D.	Floating Rate Note Obligations – (continued)

alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2017, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2017 was $21,216,494 and $26,644,377, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$66,237,618
Aggregate unrealized (depreciation) of investment securities	(2,417,602)
Net unrealized appreciation of investment securities	$63,820,016
Cost of investments for tax purposes is $861,888,080.

                    Invesco Advantage Municipal Income Trust II

Item 2.	Controls and Procedures.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Advantage Municipal Income Trust II

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 28, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.